Income Taxes - Schedule of Income Tax Provision (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal			$ (2,000)	$ (2,000)	$ (4,000)
State			8,000	188,000	86,000
Foreign			317,000	251,000	298,000
Total current tax expense:			323,000	437,000	380,000
Deferred
Federal			2,000	2,000	4,000
State			(124,000)	(282,000)	25,000
Foreign			(5,000)	(8,000)	(3,000)
Total deferred current tax expense (benefit):	$ (77,000)	$ (70,000)	(127,000)	(288,000)	25,000
Income tax provision expense	35,000	61,000	196,000	149,000	406,000
Crescent Acquisition Corp
Current
Federal			93,518	817,897
State			43,212	377,710
Deferred
Federal			(524,082)	(68,511)
State			(197,599)
Change in valuation allowance			721,681	68,511
Income tax provision expense	825	219,391	136,730	1,195,607
Previously Reported [Member]
Deferred
Total deferred current tax expense (benefit):			$ (127,000)	$ (288,000)	$ 26,000
Income tax provision expense	$ 0	$ 100,000